Long-term investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost method investments:
Balance at beginning of the year	$ 30,811,000	$ 31,495,000
Additions	1,418,000	0
Net unrealized gains on investments held		437,000
Impairment on long-term investments	0	(590,000)	$ 0
Exchange difference	95,000	531,000
Balance at end of the year	$ 32,134,000	$ 30,811,000	$ 31,495,000